UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: April 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

SHORT TERM YIELD PORTFOLIO

FORM N-Q

APRIL 30, 2017

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited)	April 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 20.7%
ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Chevron Corp., Senior Notes	1.209%	11/15/17	$300,000	$300,364	(a)
Exxon Mobil Corp., Senior Notes	1.835%	3/1/19	875,000	886,183	(a)
Shell International Finance BV, Senior Notes	1.614%	11/10/18	335,000	337,335	(a)
Shell International Finance BV, Senior Notes	1.484%	5/11/20	248,000	249,852	(a)

TOTAL ENERGY				1,773,734

FINANCIALS - 15.8%
Banks - 12.2%
Bank of America N.A., Senior Bonds	1.458%	5/8/17	300,000	300,022	(a)
Bank of Montreal, Senior Notes	1.535%	9/1/17	850,000	851,426	(a)
Bank of Montreal, Senior Notes	1.755%	4/9/18	350,000	351,535	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.416%	9/8/17	300,000	299,995	(a)(b)
BB&T Corp., Senior Notes	1.450%	1/12/18	275,000	275,205
BPCE SA, Senior Bonds	1.778%	6/17/17	300,000	300,252	(a)
BPCE SA, Senior Bonds	1.766%	6/23/17	250,000	250,204	(a)
Commonwealth Bank of Australia, Senior Notes	1.376%	9/8/17	300,000	300,183	(a)(b)
Commonwealth Bank of Australia, Senior Notes	1.674%	11/7/19	250,000	251,910	(a)(b)
Credit Agricole SA, Senior Notes	1.665%	6/12/17	300,000	300,205	(a)(b)
HSBC Bank PLC, Senior Notes	1.679%	5/15/18	300,000	301,218	(a)(b)
ING Bank NV, Senior Notes	1.838%	10/1/19	300,000	301,158	(a)(b)
JPMorgan Chase & Co., Senior Notes	2.056%	1/25/18	300,000	301,708	(a)
Mizuho Bank Ltd., Senior Notes	1.603%	9/25/17	300,000	300,336	(a)(b)
National Australia Bank Ltd., Senior Notes	1.793%	7/23/18	581,000	585,270	(a)(b)
Royal Bank of Canada, Senior Notes	1.415%	10/13/17	500,000	500,334	(a)
Standard Chartered PLC, Senior Notes	1.446%	9/8/17	300,000	299,983	(a)(b)
Sumitomo Mitsui Banking Corp., Senior Notes	1.893%	7/23/18	500,000	503,018	(a)
Toronto-Dominion Bank, Senior Notes	1.722%	4/30/18	300,000	301,293	(a)
Wells Fargo & Co., Senior Notes	1.366%	9/8/17	300,000	300,252	(a)

Total Banks				7,175,507

Capital Markets - 1.9%
Bank of New York Mellon Corp., Senior Notes	1.430%	5/22/18	260,000	260,788	(a)
Deutsche Bank AG, Senior Notes	1.524%	5/30/17	360,000	360,039	(a)
Macquarie Bank Ltd., Senior Notes	1.797%	10/27/17	229,000	229,572	(a)(b)
UBS AG, Senior Notes	1.615%	6/1/17	250,000	250,125	(a)

Total Capital Markets				1,100,524

Consumer Finance - 0.7%
American Express Credit Corp., Senior Notes	1.456%	9/22/17	300,000	300,314	(a)
Toyota Motor Credit Corp., Senior Notes	1.476%	1/12/18	105,000	105,230	(a)

Total Consumer Finance				405,544

Insurance - 1.0%
Berkshire Hathaway Finance Corp., Senior Notes	1.821%	3/15/19	581,000	587,567	(a)

TOTAL FINANCIALS				9,269,142

HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Bayer U.S. Finance LLC, Senior Notes	1.430%	10/6/17	200,000	200,020	(a)(b)

INFORMATION TECHNOLOGY - 1.6%
IT Services - 0.8%
International Business Machines Corp., Senior Notes	1.502%	8/18/17	475,000	475,625	(a)

Technology Hardware, Storage & Peripherals - 0.8%
Apple Inc., Senior Notes	1.873%	2/22/19	442,000	448,693	(a)

TOTAL INFORMATION TECHNOLOGY				924,318

TOTAL CORPORATE BONDS & NOTES (Cost - $12,118,463)				12,167,214

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 5.8%
Ally Master Owner Trust, 2014-5 A1	1.484%	10/15/19	$310,000	$310,451	(a)
American Express Credit Account Master Trust, 2012-4 A	1.234%	5/15/20	150,000	150,120	(a)
American Express Credit Account Master Trust, 2013-2 A	1.414%	5/17/21	150,000	150,659	(a)
Bank of America Credit Card Trust, 2014-A1 A	1.374%	6/15/21	245,000	246,252	(a)
Bank of America Credit Card Trust, 2014-A3 A	1.284%	1/15/20	620,000	620,434	(a)
Bank of America Credit Card Trust, 2015-A1 A	1.324%	6/15/20	150,000	150,301	(a)
BMW Floorplan Master Owner Trust, 2015-1A A	1.412%	7/15/20	350,000	351,203	(a)(b)
Educational Funding of the South Inc., 2011-1 A2	1.806%	4/25/35	104,908	104,464	(a)
Ford Credit Floorplan Master Owner Trust, 2015-2 A2	1.482%	1/15/22	150,000	151,228	(a)
GMF Floorplan Owner Revolving Trust, 2015-1 A2	1.494%	5/15/20	400,000	401,126	(a)(b)
Golden Credit Card Trust, 2015-1A A	1.434%	2/15/20	260,000	260,480	(a)(b)
Honda Auto Receivables Owner Trust, 2015-2 A3	1.040%	2/21/19	309,495	309,066
SLM Student Loan Trust, 2012-5 A2	1.291%	6/25/19	211,193	211,294	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $3,410,634)				3,417,078

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%
Federal National Mortgage Association (FNMA), 2012-M11 FA	1.312%	8/25/19	112,111	112,160	(a)
Federal National Mortgage Association (FNMA), 2014-M6 FA	1.070%	12/25/17	36,515	36,515	(a)
Government National Mortgage Association (GNMA), 2010-H28 FE	1.180%	12/20/60	128,078	127,606	(a)
Government National Mortgage Association (GNMA), 2011-H05 FB	1.280%	12/20/60	229,834	229,707	(a)
Government National Mortgage Association (GNMA), 2011-H06 FA	1.230%	2/20/61	252,623	252,074	(a)
Government National Mortgage Association (GNMA), 2011-H08 FG	1.260%	3/20/61	133,273	133,116	(a)
Government National Mortgage Association (GNMA), 2011-H09 AF	1.280%	3/20/61	69,877	69,837	(a)
Government National Mortgage Association (GNMA), 2011-H19 FA	1.250%	8/20/61	68,277	68,172	(a)
Government National Mortgage Association (GNMA), 2012-H08 FA	1.380%	1/20/62	255,677	256,333	(a)
Government National Mortgage Association (GNMA), 2015-H26 FK	1.330%	5/20/61	390,712	391,134	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,676,535)				1,676,654

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $17,205,632)				17,260,946

SHORT-TERM INVESTMENTS - 70.6%
Certificates of Deposit - 45.5%
Abbey National Treasury Services PLC	1.400%	7/7/17	200,000	200,150
Bank of Montreal	1.419%	7/10/17	250,000	250,284	(a)
Bank of Montreal	1.408%	10/11/18	500,000	500,005	(a)
Bank of Nova Scotia	1.406%	10/12/18	500,000	499,963	(a)
Bank of Tokyo-Mitsubishi UFJ NY	1.654%	8/11/17	165,000	165,273	(a)
BNP Paribas NY Branch	1.436%	7/6/17	500,000	500,395	(a)
BNP Paribas NY Branch	1.520%	9/13/17	600,000	600,628

Canadian Imperial Bank of Commerce	1.423%	5/23/17	250,000	249,990	(a)
Canadian Imperial Bank of Commerce	1.334%	6/2/17	500,000	499,991	(a)
Canadian Imperial Bank of Commerce	1.398%	8/8/18	1,000,000	999,937	(a)
Chase Bank USA N.A.	1.442%	5/26/17	1,000,000	1,000,000	(a)
Citibank N.A.	1.354%	5/19/17	500,000	500,000	(a)
Citibank N.A.	1.358%	7/12/17	500,000	500,333	(a)

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Cooperatieve Rabobank U.A.	1.537%	8/16/17	$250,000	$250,407	(a)
Credit Agricole CIB	1.450%	9/26/17	500,000	500,368
Credit Agricole CIB	1.488%	11/3/17	500,000	501,104	(a)
Credit Suisse NY	1.692%	5/1/17	100,000	100,000	(a)
Credit Suisse NY	1.689%	7/10/17	250,000	250,332	(a)
Credit Suisse NY	1.834%	8/24/17	500,000	501,092	(a)
Credit Suisse NY	1.320%	10/27/17	400,000	400,192	(a)
KBC Bank NV	1.170%	6/23/17	750,000	750,000
Mitsubishi UFJ Trust & Banking NY	1.583%	6/1/17	1,000,000	1,000,011	(a)
Mitsubishi UFJ Trust & Banking NY	1.583%	7/5/17	250,000	250,254	(a)
Mizuho Bank Ltd.	1.594%	5/17/17	700,000	700,000	(a)
Mizuho Bank Ltd.	1.593%	5/30/17	500,000	500,000	(a)
Mizuho Bank Ltd.	1.600%	7/13/17	250,000	250,294	(a)
Natixis NY	1.846%	9/25/17	500,000	501,246	(a)
Nordea Bank Finland PLC	1.452%	5/26/17	550,000	549,991	(a)
Nordea Bank Finland PLC	1.350%	9/8/17	425,000	425,349
Norinchukin Bank	1.430%	7/26/17	500,000	500,347
Norinchukin Bank	1.470%	8/3/17	950,000	950,788
Norinchukin Bank	1.550%	9/22/17	500,000	500,545
Norinchukin Bank	1.871%	10/12/17	200,000	200,604	(a)
Royal Bank of Canada	1.368%	6/12/17	400,000	400,000	(a)
Royal Bank of Canada	1.429%	8/9/17	350,000	350,334	(a)
Skandinaviska Enskilda Banken NY	1.434%	5/5/17	650,000	649,999	(a)
Skandinaviska Enskilda Banken NY	1.488%	7/3/17	840,000	840,698	(a)
Societe Generale NY	1.470%	10/19/17	500,000	500,447
Societe Generale NY	1.513%	3/27/18	500,000	499,990	(a)
Standard Chartered Bank NY	1.400%	6/2/17	500,000	500,021
Standard Chartered Bank NY	1.609%	7/10/17	1,000,000	1,001,164	(a)
Sumitomo Mitsui Banking Corp.	1.483%	8/1/17	500,000	500,382	(a)
Sumitomo Mitsui Banking Corp.	1.672%	8/18/17	500,000	500,878	(a)
Sumitomo Mitsui Banking Corp.	1.853%	9/27/17	1,000,000	1,002,631	(a)
Sumitomo Mitsui Banking Corp.	1.860%	10/6/17	200,000	200,560	(a)
Svenska Handelsbanken NY	1.294%	8/1/17	500,000	500,453	(a)
Toronto Dominion Bank NY	1.504%	5/30/17	295,000	295,078	(a)
Toronto Dominion Bank NY	1.378%	7/12/17	500,000	500,090	(a)
Toronto Dominion Bank NY	1.555%	9/1/17	500,000	500,895	(a)
Toronto Dominion Bank NY	1.658%	10/16/17	500,000	501,238	(a)
UBS AG	1.444%	11/16/17	1,000,000	1,001,936	(a)
Westpac Banking Corp.	1.435%	6/1/17	500,000	499,989	(a)

Total Certificates of Deposit (Cost - $26,780,073)				26,796,656

Commercial Paper - 25.1%
ABN AMRO Funding USA LLC	1.083%	6/14/17	750,000	749,010	(c)(d)
ABN AMRO Funding USA LLC	1.380%	10/20/17	540,000	536,406	(c)(d)
Bank of Nova Scotia	1.420%	7/13/17	750,000	750,598	(a)(c)
Bank of Nova Scotia	1.484%	11/7/17	500,000	501,061	(a)(c)
BPCE SA	1.214%	8/1/17	250,000	249,239	(c)(d)

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
BPCE SA	1.317%	8/14/17	$500,000	$498,211	(c)(d)
Commonwealth Bank of Australia	1.322%	11/16/17	400,000	400,641	(a)(c)
Commonwealth Bank of Australia	1.358%	2/23/18	500,000	500,854	(a)(c)
Commonwealth Bank of Australia	1.322%	3/1/18	250,000	250,341	(a)(c)
Danske Corp.	1.329%	8/14/17	750,000	747,102	(c)(d)
DNB Bank ASA	1.494%	1/19/18	1,000,000	1,001,926	(a)(c)
HSBC Bank PLC	1.442%	11/1/17	500,000	500,820	(a)(c)
HSBC Bank PLC	1.553%	1/29/18	500,000	500,000	(a)(c)
HSBC Bank PLC	1.221%	4/24/18	250,000	250,000	(a)(c)
ING Funding LLC	1.553%	5/3/17	300,000	300,000	(a)
JPMorgan Securities LLC	1.306%	7/31/17	250,000	249,349	(d)
National Australia Bank Ltd.	1.413%	12/7/17	700,000	701,156	(a)(c)
National Australia Bank Ltd.	1.333%	3/6/18	250,000	250,187	(a)(c)
Oversea-Chinese Banking Corp. Ltd.	1.101%	5/2/17	500,000	499,985	(c)(d)
Oversea-Chinese Banking Corp. Ltd.	1.173%	7/14/17	455,000	454,037	(c)(d)
Reckitt Benckiser Treasury	1.143%	5/2/17	750,000	749,976	(c)(d)
Swedbank AB	1.013%	6/13/17	1,000,000	998,794	(d)
Toyota Motor Credit Corp.	1.328%	5/23/17	350,000	350,000	(a)
Toyota Motor Credit Corp.	1.521%	7/21/17	500,000	500,537	(a)
United Overseas Bank Ltd.	1.101%	5/3/17	450,000	449,973	(c)(d)
United Overseas Bank Ltd.	1.000 - 1.134%	5/5/17	902,000	901,896	(c)(d)
Westpac Banking Corp.	1.461%	1/26/18	500,000	500,975	(a)(c)
Westpac Banking Corp.	1.394%	2/16/18	400,000	400,584	(a)(c)

Total Commercial Paper (Cost - $14,734,858)				14,743,658

TOTAL SHORT-TERM INVESTMENTS (Cost - $41,514,931)				41,540,314

TOTAL INVESTMENTS - 99.9% (Cost - $58,720,563#)				58,801,260
Other Assets in Excess of Liabilities - 0.1%				84,811

TOTAL NET ASSETS - 100.0%				$58,886,071

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Short Term Yield Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2017, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$12,167,214	—	$12,167,214
Asset-Backed Securities	—	3,417,078	—	3,417,078
Collateralized Mortgage Obligations	—	1,676,654	—	1,676,654

Total Long-Term Investments	—	$17,260,946	—	$17,260,946

Short-Term Investments†:
Certificates of Deposit	—	$26,796,656	—	$26,796,656
Commercial Paper	—	14,743,658	—	14,743,658

Total Short-Term Investments	—	$41,540,314	—	$41,540,314

Total Investments	—	$58,801,260	—	$58,801,260

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At April 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$82,715
Gross unrealized depreciation	(2,018)

Net unrealized appreciation	$80,697

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 23, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 23, 2017